ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Accounts receivable	¥ 46,898	¥ 29,085
Allowance for doubtful accounts	(17,218)	(4,842)
Accounts receivable, net of allowance for doubtful accounts	¥ 29,680	¥ 24,243